UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3420

Oppenheimer Integrity Funds

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2014 / Unaudited

	Principal Amount	Value
Asset-Backed Securities—14.8%
Auto Loan—14.0%
Ally Master Owner Trust, Series 2012-3, Cl. D, 2.505%, 6/15/17[1,2]	$140,000	$140,710
American Credit Acceptance Receivables Trust:
Series 2012-2, Cl. A, 1.89%, 7/15/16[1]	729,087	730,994
Series 2012-3, Cl. A, 1.64%, 11/15/16[1]	421,473	422,555
Series 2012-3, Cl. C, 2.78%, 9/17/18[1]	610,000	614,098
Series 2013-2, Cl. B, 2.84%, 5/15/19[1]	2,563,000	2,616,864
Series 2014-1, Cl. B, 2.39%, 11/12/19[1]	3,505,000	3,520,189
AmeriCredit Automobile Receivables Trust:
Series 2012-1, Cl. D, 4.72%, 3/8/18	1,025,000	1,084,820
Series 2012-2, Cl. D, 3.38%, 4/9/18	4,740,000	4,931,449
Series 2012-4, Cl. D, 2.68%, 10/9/18	1,510,000	1,545,967
Series 2012-5, Cl. C, 1.69%, 11/8/18	1,640,000	1,650,126
Series 2012-5, Cl. D, 2.35%, 12/10/18	2,445,000	2,482,862
Series 2013-1, Cl. C, 1.57%, 1/8/19	2,745,000	2,743,309
Series 2013-1, Cl. D, 2.09%, 2/8/19	3,700,000	3,698,936
Series 2013-1, Cl. E, 2.64%, 7/8/20[1]	835,000	836,712
Series 2013-2, Cl. D, 2.42%, 5/8/19	3,030,000	3,056,714
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	2,385,000	2,428,279
Series 2013-3, Cl. D, 3.00%, 7/8/19	1,965,000	2,010,197
Series 2013-4, Cl. D, 3.31%, 10/8/19	200,000	206,567
Series 2013-5, Cl. D, 2.86%, 12/8/19	4,258,000	4,317,471
California Republic Auto Receivables Trust, Series 2013-2, Cl. C, 3.32%, 8/17/20	1,555,000	1,551,748
Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,265,000	1,256,819
Series 2013-4, Cl. D, 3.22%, 5/20/19	705,000	705,727
Series 2014-1, Cl. D, 3.39%, 7/22/19	785,000	786,382
Carfinance Capital Auto Trust:
Series 2013-1A, Cl. A, 1.65%, 7/17/17[1]	587,055	589,226
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	3,560,000	3,606,664
Series 2014-1A, Cl. A, 1.46%, 12/17/18[1]	1,060,000	1,060,210
Centre Point Funding LLC, Series 2010-1A, Cl. 1, 5.43%, 7/20/16[1]	303,778	312,683
CPS Auto Receivables Trust:
Series 2012-B, Cl. A, 2.52%, 9/16/19[1]	1,976,660	2,004,552
Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	672,569	677,981
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	3,521,000	3,522,912
Credit Acceptance Auto Loan Trust:
Series 2012-2A, Cl. A, 1.52%, 3/16/20[1]	1,025,000	1,030,707
Series 2012-2A, Cl. B, 2.21%, 9/15/20[1]	510,000	516,996
Series 2013-1A, Cl. B, 1.83%, 4/15/21[1]	1,620,000	1,628,058
Series 2013-2A, Cl. B, 2.26%, 10/15/21[3]	1,730,000	1,745,128
DT Auto Owner Trust:
Series 2012-1A, Cl. D, 4.94%, 7/16/18[1]	1,290,000	1,321,293
Series 2012-2A, Cl. D, 4.35%, 3/15/19[1]	860,000	881,684
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	1,185,000	1,207,018
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	3,290,000	3,383,184
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	2,425,000	2,472,458
Exeter Automobile Receivables Trust:
Series 2012-2A, Cl. B, 2.22%, 12/15/17[1]	1,415,000	1,430,927
Series 2012-2A, Cl. C, 3.06%, 7/16/18[1]	785,000	793,983
Series 2013-2A, Cl. B, 3.09%, 7/16/18[1]	2,550,000	2,608,095

1      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Exeter Automobile Receivables Trust: (Continued)
Series 2013-2A, Cl. C, 4.35%, 1/15/19[1]	$2,670,000	$2,752,232
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	1,590,000	1,597,284
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,590,000	1,597,897
First Investors Auto Owner Trust:
Series 2012-1A, Cl. D, 5.65%, 4/15/18[1]	1,055,000	1,104,918
Series 2013-3A, Cl. B, 2.32%, 10/15/19[1]	2,610,000	2,597,266
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	1,110,000	1,104,194
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	820,000	815,619
Ford Credit Auto Owner Trust, Series 2013-A, Cl. D, 1.86%, 8/15/19	1,845,000	1,830,071
Ford Credit Floorplan Master Owner Trust A, Series 2012-2, Cl. C, 2.86%, 1/15/19	2,585,000	2,682,294
Navistar Financial Dealer Note Master Trust, Series 2013-2, Cl. D, 2.404%, 9/25/18[1,2]	2,580,000	2,584,906
Prestige Auto Receivables Trust, Series 2011-1A, Cl. D, 5.18%, 7/16/18[1]	935,000	960,512
Santander Drive Auto Receivables Trust:
Series 2012-1, Cl. C, 3.78%, 11/15/17	180,000	185,394
Series 2012-2, Cl. D, 3.87%, 2/15/18	3,550,000	3,711,713
Series 2012-4, Cl. D, 3.50%, 6/15/18	4,530,000	4,712,319
Series 2012-5, Cl. C, 2.70%, 8/15/18	4,355,000	4,485,173
Series 2012-5, Cl. D, 3.30%, 9/17/18	5,425,000	5,603,708
Series 2012-6, Cl. D, 2.52%, 9/17/18	5,750,000	5,816,553
Series 2012-AA, Cl. D, 2.46%, 12/17/18[1]	3,700,000	3,720,058
Series 2013-1, Cl. C, 1.76%, 1/15/19	3,180,000	3,195,138
Series 2013-1, Cl. D, 2.27%, 1/15/19	1,605,000	1,613,516
Series 2013-2, Cl. D, 2.57%, 3/15/19	2,135,000	2,167,502
Series 2013-3, Cl. C, 1.81%, 4/15/19	2,700,000	2,710,908
Series 2013-3, Cl. D, 2.42%, 4/15/19	1,475,000	1,486,244
Series 2013-4, Cl. D, 3.92%, 1/15/20	745,000	785,852
Series 2013-5, Cl. D, 2.73%, 10/15/19	2,200,000	2,220,952
Series 2013-A, Cl. C, 3.12%, 10/15/19[1]	2,605,000	2,679,295
SNAAC Auto Receivables Trust:
Series 2012-1A, Cl. A, 1.78%, 6/15/16[1]	16,797	16,804
Series 2012-1A, Cl. C, 4.38%, 6/15/17[1]	2,240,000	2,275,857
Series 2013-1A, Cl. B, 2.09%, 7/16/18[1]	900,000	909,118
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	1,000,000	1,017,167
United Auto Credit Securitization Trust:
Series 2012-1, Cl. A2, 1.10%, 3/16/15[1]	29,609	29,614
Series 2012-1, Cl. C, 2.52%, 3/15/16[1]	1,280,000	1,289,959
Series 2012-1, Cl. D, 3.12%, 3/15/18[1]	895,000	900,852
Series 2013-1, Cl. B, 1.74%, 4/15/16[1]	1,575,000	1,583,435
Series 2013-1, Cl. C, 2.22%, 12/15/17[1]	1,005,000	1,012,191
Series 2013-1, Cl. D, 2.90%, 12/15/17[1]	175,000	176,147
		148,065,916

Equipment—0.1%
FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[1]	683,956	680,098

Home Equity Loan—0.7%
New Residential Advance Receivables Trust Advance Receivables Backed:
Series 2014-T1, Cl. A1, 1.274%, 3/15/45[1]	2,820,000	2,820,192
Series 2014-T1, Cl. B1, 1.671%, 3/15/45[1]	2,420,000	2,420,106

2      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Home Equity Loan (Continued)
TAL Advantage V LLC, Series 2014-1A, Cl. A, 3.51%, 2/22/39[1]	$2,588,250	$2,589,090
		7,829,388
Total Asset-Backed Securities (Cost $155,153,390)		156,575,402

Mortgage-Backed Obligations—45.7%
Government Agency—32.3%
FHLMC/FNMA/FHLB/Sponsored—32.0%
Federal Home Loan Mortgage Corp. Gold Pool:
5.50%, 9/1/39	3,830,407	4,255,646
6.00%, 5/1/18-11/1/37	759,695	842,064
6.50%, 4/1/18-4/1/34	933,270	1,026,768
7.00%, 7/1/21-10/1/37	4,999,427	5,780,797
8.00%, 4/1/16	45,088	46,653
9.00%, 8/1/22-5/1/25	28,784	31,875
Federal Home Loan Mortgage Corp. Non Gold Pool, 9%, 3/1/17	232	233
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 13.531%, 4/1/27[4]	541,623	97,932
Series 192, Cl. IO, 8.338%, 2/1/28[4]	64,463	14,064
Series 206, Cl. IO, 0.00%, 12/1/29[4,5]	110,651	28,112
Series 243, Cl. 6, 0.00%, 12/15/32[4,5]	465,034	68,191
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.046%, 6/1/26[6]	76,229	70,945
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	7,831	8,680
Series 1590, Cl. IA, 1.205%, 10/15/23[2]	1,282,795	1,317,877
Series 2034, Cl. Z, 6.50%, 2/15/28	9,622	10,750
Series 2043, Cl. ZP, 6.50%, 4/15/28	1,349,925	1,522,840
Series 2046, Cl. G, 6.50%, 4/15/28	769,177	859,881
Series 2053, Cl. Z, 6.50%, 4/15/28	9,583	10,710
Series 2063, Cl. PG, 6.50%, 6/15/28	645,733	722,514
Series 2145, Cl. MZ, 6.50%, 4/15/29	245,017	274,444
Series 2148, Cl. ZA, 6.00%, 4/15/29	360,899	399,840
Series 2195, Cl. LH, 6.50%, 10/15/29	598,626	670,612
Series 2326, Cl. ZP, 6.50%, 6/15/31	164,042	184,754
Series 2341, Cl. FP, 1.055%, 7/15/31[2]	291,623	299,092
Series 2399, Cl. PG, 6.00%, 1/15/17	132,360	139,069
Series 2423, Cl. MC, 7.00%, 3/15/32	987,024	1,135,597
Series 2453, Cl. BD, 6.00%, 5/15/17	134,384	142,071
Series 2461, Cl. PZ, 6.50%, 6/15/32	1,340,313	1,507,313
Series 2463, Cl. F, 1.155%, 6/15/32[2]	1,356,826	1,396,024
Series 2500, Cl. FD, 0.655%, 3/15/32[2]	101,948	103,042
Series 2526, Cl. FE, 0.555%, 6/15/29[2]	125,851	126,767
Series 2551, Cl. FD, 0.555%, 1/15/33[2]	256,457	258,020
Series 2676, Cl. KY, 5.00%, 9/15/23	1,760,394	1,922,475
Series 2707, Cl. QE, 4.50%, 11/15/18	485,315	516,442
Series 2770, Cl. TW, 4.50%, 3/15/19	155,000	165,915
Series 3025, Cl. SJ, 24.182%, 8/15/35[2]	249,261	391,467
Series 3030, Cl. FL, 0.555%, 9/15/35[2]	634,428	635,891
Series 3645, Cl. EH, 3.00%, 12/15/20	67,753	70,352

3      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 3741, Cl. PA, 2.15%, 2/15/35	$3,728,595	$3,802,667
Series 3815, Cl. BD, 3.00%, 10/15/20	88,194	90,956
Series 3822, Cl. JA, 5.00%, 6/15/40	1,435,651	1,529,208
Series 3840, Cl. CA, 2.00%, 9/15/18	66,998	68,246
Series 3848, Cl. WL, 4.00%, 4/15/40	1,944,786	2,012,362
Series 3857, Cl. GL, 3.00%, 5/15/40	69,920	70,846
Series 4221, Cl. HJ, 1.50%, 7/15/23	1,050,086	1,051,125
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2129, Cl. S, 15.595%, 2/15/29[4]	730,225	155,366
Series 2130, Cl. SC, 51.569%, 3/15/29[4]	227,752	50,035
Series 2134, Cl. SB, 56.819%, 3/15/29[4]	213,548	45,260
Series 2422, Cl. SJ, 48.922%, 1/15/32[4]	698,520	166,500
Series 2493, Cl. S, 53.07%, 9/15/29[4]	54,268	12,880
Series 2682, Cl. TQ, 99.999%, 10/15/33[4]	1,399,199	282,153
Series 2796, Cl. SD, 53.151%, 7/15/26[4]	344,050	71,032
Series 2802, Cl. AS, 0.00%, 4/15/33[4,5]	15,717	43
Series 2920, Cl. S, 53.732%, 1/15/35[4]	1,297,999	245,572
Series 2922, Cl. SE, 6.377%, 2/15/35[4]	1,056,829	188,365
Series 2981, Cl. BS, 0.00%, 5/15/35[4,7]	2,489,199	409,670
Series 3005, Cl. WI, 0.00%, 7/15/35[4,5]	373,611	9,586
Series 3201, Cl. SG, 4.823%, 8/15/36[4]	3,117,950	524,445
Series 3397, Cl. GS, 12.712%, 12/15/37[4]	526,881	97,069
Series 3424, Cl. EI, 0.318%, 4/15/38[4]	444,349	53,999
Series 3450, Cl. BI, 11.642%, 5/15/38[4]	5,837,546	841,642
Series 3606, Cl. SN, 3.907%, 12/15/39[4]	1,678,053	285,880
Federal National Mortgage Assn.:
2.50%, 4/25/29[8]	17,695,000	17,686,706
3.00%, 4/25/29[8]	11,535,000	11,852,213
3.50%, 4/1/29[8]	46,745,000	49,023,819
4.00%, 4/1/29-4/1/44[8]	67,955,000	70,745,378
4.50%, 4/1/29-4/25/44[8]	63,085,000	67,286,482
5.00%, 4/25/44[8]	725,000	790,533
Federal National Mortgage Assn. Pool:
3.50%, 12/1/20[8]	810,208	853,296
3.50%, 2/1/22	2,408,328	2,536,180
5.50%, 12/1/18-5/1/36	2,633,073	2,931,476
6.00%, 5/1/20	205,920	216,417
6.50%, 6/1/17-11/1/31	5,457,530	6,047,032
7.00%, 9/1/14-4/1/34	2,517,467	2,861,743
7.50%, 1/1/33-8/1/33	3,457,515	4,074,813
8.50%, 7/1/32	15,725	18,137
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222, Cl. 2, 18.396%, 6/1/23[4]	549,260	97,497
Series 247, Cl. 2, 43.263%, 10/1/23[4]	62,608	11,276
Series 252, Cl. 2, 40.312%, 11/1/23[4]	580,259	96,117
Series 254, Cl. 2, 34.33%, 1/1/24[4]	1,009,606	171,342
Series 301, Cl. 2, 0.00%, 4/1/29[4,5]	267,077	57,721
Series 303, Cl. IO, 9.567%, 11/1/29[4]	51,868	10,707
Series 319, Cl. 2, 0.00%, 2/1/32[4,5]	211,557	37,313

4      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 320, Cl. 2, 5.32%, 4/1/32[4]	$3,688,237	$861,568
Series 321, Cl. 2, 2.392%, 4/1/32[4]	639,916	110,647
Series 324, Cl. 2, 0.00%, 7/1/32[4,5]	301,321	65,519
Series 331, Cl. 9, 1.615%, 2/1/33[4]	2,153,030	472,666
Series 334, Cl. 14, 0.00%, 2/1/33[4,5]	1,870,477	407,934
Series 334, Cl. 15, 0.00%, 2/1/33[4,5]	1,404,423	311,223
Series 334, Cl. 17, 12.42%, 2/1/33[4]	73,915	17,045
Series 339, Cl. 12, 0.00%, 6/25/33[4,5]	1,714,381	355,419
Series 339, Cl. 7, 0.00%, 8/1/33[4,5]	1,743,563	353,236
Series 343, Cl. 13, 0.00%, 9/1/33[4,5]	1,808,664	326,769
Series 343, Cl. 18, 7.361%, 5/1/34[4]	1,174,623	211,419
Series 345, Cl. 9, 0.00%, 1/1/34[4,5]	770,103	164,213
Series 351, Cl. 10, 0.00%, 4/1/34[4,5]	710,690	134,250
Series 351, Cl. 8, 0.00%, 4/1/34[4,5]	1,176,026	220,385
Series 356, Cl. 10, 0.00%, 6/1/35[4,5]	869,658	163,689
Series 356, Cl. 12, 0.00%, 2/1/35[4,5]	427,936	80,620
Series 362, Cl. 13, 0.00%, 8/1/35[4,5]	1,074,011	187,301
Series 364, Cl. 16, 0.00%, 9/1/35[4,5]	1,423,007	244,728
Series 365, Cl. 16, 0.00%, 3/1/36[4,5]	1,098,333	169,820
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-104, Cl. ZB, 6.50%, 7/25/23	222,958	245,312
Series 1993-87, Cl. Z, 6.50%, 6/25/23	181,945	203,722
Series 1996-35, Cl. Z, 7.00%, 7/25/26	62,606	70,773
Series 1998-58, Cl. PC, 6.50%, 10/25/28	343,472	385,386
Series 1998-61, Cl. PL, 6.00%, 11/25/28	443,459	490,877
Series 1999-54, Cl. LH, 6.50%, 11/25/29	688,729	763,860
Series 1999-60, Cl. PG, 7.50%, 12/25/29	3,083,813	3,547,098
Series 2001-51, Cl. OD, 6.50%, 10/25/31	717,515	792,956
Series 2002-10, Cl. FB, 0.654%, 3/25/17[2]	42,744	42,965
Series 2002-16, Cl. PG, 6.00%, 4/25/17	240,183	250,745
Series 2002-2, Cl. UC, 6.00%, 2/25/17	155,438	163,346
Series 2002-56, Cl. FN, 1.154%, 7/25/32[2]	396,439	407,802
Series 2003-130, Cl. CS, 13.792%, 12/25/33[2]	2,093,697	2,469,456
Series 2003-21, Cl. FK, 0.554%, 3/25/33[2]	123,595	123,804
Series 2003-28, Cl. KG, 5.50%, 4/25/23	886,085	968,063
Series 2003-84, Cl. GE, 4.50%, 9/25/18	116,858	123,337
Series 2004-101, Cl. BG, 5.00%, 1/25/20	621,300	649,549
Series 2004-25, Cl. PC, 5.50%, 1/25/34	216,335	231,256
Series 2005-104, Cl. MC, 5.50%, 12/25/25	3,069,428	3,358,039
Series 2005-109, Cl. AH, 5.50%, 12/25/25	8,568,563	9,422,827
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,782,998
Series 2005-71, Cl. DB, 4.50%, 8/25/25	720,834	778,391
Series 2005-73, Cl. DF, 0.404%, 8/25/35[2]	1,639,001	1,641,256
Series 2006-50, Cl. SK, 23.634%, 6/25/36[2]	728,790	1,125,373
Series 2008-14, Cl. BA, 4.25%, 3/25/23	324,627	341,592
Series 2008-75, Cl. DB, 4.50%, 9/25/23	953,554	1,008,077
Series 2009-113, Cl. DB, 3.00%, 12/25/20	3,075,996	3,173,325
Series 2009-36, Cl. FA, 1.094%, 6/25/37[2]	1,194,931	1,221,363
Series 2009-37, Cl. HA, 4.00%, 4/25/19	1,659,460	1,736,089
Series 2009-70, Cl. NT, 4.00%, 8/25/19	51,112	53,474
Series 2009-70, Cl. TL, 4.00%, 8/25/19	1,346,255	1,408,454
Series 2010-43, Cl. KG, 3.00%, 1/25/21	579,087	600,947

5      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2011-15, Cl. DA, 4.00%, 3/25/41	$617,716	$647,382
Series 2011-3, Cl. EL, 3.00%, 5/25/20	5,205,589	5,371,631
Series 2011-3, Cl. KA, 5.00%, 4/25/40	2,404,803	2,603,674
Series 2011-38, Cl. AH, 2.75%, 5/25/20	72,531	74,763
Series 2011-82, Cl. AD, 4.00%, 8/25/26	1,127,384	1,184,282
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-15, Cl. SA, 44.154%, 3/17/31[4]	304,260	51,988
Series 2001-61, Cl. SE, 28.05%, 11/18/31[4]	330,536	72,734
Series 2001-65, Cl. S, 28.192%, 11/25/31[4]	672,530	160,606
Series 2001-81, Cl. S, 24.625%, 1/25/32[4]	101,044	25,046
Series 2002-12, Cl. SB, 39.338%, 7/25/31[4]	161,410	38,772
Series 2002-2, Cl. SW, 41.671%, 2/25/32[4]	192,727	45,216
Series 2002-38, Cl. SO, 42.715%, 4/25/32[4]	99,871	18,090
Series 2002-41, Cl. S, 55.436%, 7/25/32[4]	1,004,792	211,311
Series 2002-47, Cl. NS, 30.522%, 4/25/32[4]	311,756	74,167
Series 2002-5, Cl. SD, 45.571%, 2/25/32[4]	192,167	40,808
Series 2002-51, Cl. S, 30.705%, 8/25/32[4]	286,252	68,095
Series 2002-52, Cl. SD, 33.063%, 9/25/32[4]	398,007	95,079
Series 2002-60, Cl. SM, 25.939%, 8/25/32[4]	980,990	162,147
Series 2002-60, Cl. SY, 1.902%, 4/25/32[4]	898,375	30,406
Series 2002-64, Cl. SD, 11.061%, 4/25/27[4]	405,643	97,421
Series 2002-7, Cl. SK, 26.858%, 1/25/32[4]	591,393	105,628
Series 2002-75, Cl. SA, 29.958%, 11/25/32[4]	549,259	110,310
Series 2002-77, Cl. BS, 25.848%, 12/18/32[4]	1,098,105	249,730
Series 2002-77, Cl. IS, 38.328%, 12/18/32[4]	170,150	41,066
Series 2002-77, Cl. SH, 35.253%, 12/18/32[4]	153,699	36,363
Series 2002-84, Cl. SA, 35.524%, 12/25/32[4]	149,574	33,951
Series 2002-89, Cl. S, 47.876%, 1/25/33[4]	1,441,960	342,551
Series 2002-9, Cl. MS, 26.192%, 3/25/32[4]	8,780	1,873
Series 2002-90, Cl. SN, 30.89%, 8/25/32[4]	892,571	148,775
Series 2002-90, Cl. SY, 36.447%, 9/25/32[4]	475,487	78,275
Series 2003-14, Cl. OI, 6.659%, 3/25/33[4]	2,368,824	529,695
Series 2003-26, Cl. IK, 4.354%, 4/25/33[4]	837,230	189,059
Series 2003-33, Cl. SP, 25.531%, 5/25/33[4]	910,332	190,525
Series 2003-4, Cl. S, 29.91%, 2/25/33[4]	285,838	66,663
Series 2003-52, Cl. NS, 40.001%, 6/25/23[4]	4,224,686	572,552
Series 2004-54, Cl. DS, 37.544%, 11/25/30[4]	82,132	14,610
Series 2004-56, Cl. SE, 10.798%, 10/25/33[4]	1,236,487	230,162
Series 2005-12, Cl. SC, 7.327%, 3/25/35[4]	527,799	87,858
Series 2005-40, Cl. SA, 46.375%, 5/25/35[4]	755,115	126,217
Series 2005-52, Cl. JH, 2.29%, 5/25/35[4]	1,454,522	219,887
Series 2005-6, Cl. SE, 56.738%, 2/25/35[4]	1,184,495	200,194
Series 2005-93, Cl. SI, 11.902%, 10/25/35[4]	1,104,586	151,555
Series 2006-53, Cl. US, 15.684%, 6/25/36[4]	81,758	13,069
Series 2008-55, Cl. SA, 16.582%, 7/25/38[4]	1,278,129	154,657
Series 2009-8, Cl. BS, 0.00%, 2/25/24[4,5]	2,246,183	179,987
Series 2012-40, Cl. PI, 1.946%, 4/25/41[4]	3,791,237	628,581

6      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed Security, Series 1993-184, Cl. M, 4.97%, 9/25/23[6]	$175,680	$148,840
		337,894,038

GNMA/Guaranteed—0.3%
Government National Mortgage Assn. I Pool:
8.50%, 8/15/17-12/15/17	38,239	41,276
10.50%, 12/15/17	4,601	4,706
Government National Mortgage Assn. II Pool:
1.625%, 7/20/25-7/20/27[2]	10,328	10,738
11.00%, 10/20/19	4,321	4,495
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15, Cl. SM, 62.644%, 2/16/32[4]	517,206	104,188
Series 2002-41, Cl. GS, 47.046%, 6/16/32[4]	357,576	69,427
Series 2002-76, Cl. SY, 65.239%, 12/16/26[4]	246,093	49,141
Series 2007-17, Cl. AI, 16.137%, 4/16/37[4]	2,685,640	546,273
Series 2011-52, Cl. HS, 8.998%, 4/16/41[4]	8,269,162	1,818,941
		2,649,185

Non-Agency—13.4%
Commercial—10.6%
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 0%, 4/14/29[4,5]	1,790,039	77,084
Banc of America Commercial Mortgage Trust:
Series 2006-5, Cl. AM, 5.448%, 9/10/47	2,600,000	2,789,167
Series 2006-6, Cl. AM, 5.39%, 10/10/45	4,735,000	5,136,653
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Cl. A1, 2.43%, 10/25/35[2]	1,815,119	1,787,662
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Cl. AM, 5.568%, 10/12/41[2]	1,985,000	2,168,592
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0%, 6/22/24[3,4,5]	728,871	33,275
CD Commercial Mortgage Trust, Series 2006-CD2, Cl. AM, 5.349%, 1/15/46[2]	2,875,000	3,078,783
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Cl. AM, 6.133%, 12/10/49[2]	3,035,000	3,408,006
Series 20113-GCJ11, 4.607%, 4/10/46[1]	1,080,000	968,123
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 2.50%, 10/25/35[2]	3,766,511	3,679,661
COMM Mortgage Trust:
Series 2006-C7, Cl. AM, 5.793%, 6/10/46[2]	4,740,000	5,108,177
Series 2012-CR4, Cl. D, 4.577%, 10/15/45[1,2]	320,000	300,062
Series 2012-CR5, Cl. E, 4.336%, 12/10/45[1,2]	510,000	471,981
Series 2013-CR7, Cl. D, 4.36%, 3/10/46[1,2]	1,180,000	1,046,136
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 2010-C1, Cl. XPA, 0.00%, 7/10/46[1,4,5]	23,828,815	811,109
Series 2012-CR5, Cl. XA, 0.165%, 12/10/45[4]	17,220,912	1,771,197
Credit Suisse Commercial Mortgage Trust:
Series 2006-6, Cl. 1A4, 6.00%, 7/25/36	1,779,067	1,426,310
Series 2006-C1, Cl. AJ, 5.466%, 2/15/39[2]	1,890,000	2,012,931

7      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
Credit Suisse Commercial Mortgage Trust: (Continued)
Series 2006-C4, Cl. AM, 5.509%, 9/15/39	$1,300,000	$1,400,920
Credit Suisse First Boston Commercial Trust, Series 2005-C6, Cl. AJ, 5.23%, 12/15/40[2]	2,750,000	2,884,629
Credit Suisse Mortgage Trust, Series 2009-13R, Cl. 4A1, 2.621%, 9/26/36[1,2]	887,279	898,542
DBUBS Mortgage Trust, Series 2011-LC1A, Cl. E, 5.558%, 11/10/46[1,2]	490,000	509,610
First Horizon Alternative Mortgage Securities Trust:
Series 2004-FA2, Cl. 3A1, 6.00%, 1/25/35	1,251,091	1,279,368
Series 2005-FA8, Cl. 1A6, 0.804%, 11/25/35[2]	1,894,985	1,456,466
Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	1,711,540	1,338,474
Series 2007-FA4, Cl. 1A6, 6.25%, 8/25/37[2]	2,195,219	1,925,644
FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.618%, 11/25/45[1,2]	605,000	553,204
Series 2013-K26, Cl. C, 3.60%, 12/25/45[1,2]	420,000	382,787
Series 2013-K27, Cl. C, 3.497%, 1/25/46[1,2]	650,000	585,716
Series 2013-K28, Cl. C, 3.494%, 6/25/46[1,2]	650,000	583,801
GCCFC Commercial Mortgage Trust:
Series 2006-GG7, Cl. AM, 5.82%, 7/10/38[2]	235,000	256,073
Series 2007-GG11, Cl. AM, 5.867%, 12/10/49[2]	2,240,000	2,465,903
GE Capital Commercial Mortgage Corp., Series 2005-C4, Cl. AJ, 5.309%, 11/10/45[2]	2,595,000	2,582,095
GS Mortgage Securities Trust:
Series 2006-GG6, Cl. AM, 5.61%, 4/10/38[2]	1,145,000	1,230,533
Series 2011-GC3, Cl. A1, 2.331%, 3/10/44[1]	724,106	731,133
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 5.215%, 7/25/35[2]	1,132,333	1,133,556
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Cl. AJ, 5.623%, 5/12/45	2,800,000	2,825,945
Series 2006-LDP8, Cl. AJ, 5.48%, 5/15/45[2]	295,000	312,047
Series 2011-C3, Cl. A1, 1.875%, 2/15/46[1]	477,424	478,408
JP Morgan Mortgage Trust, Series 2007-S3, Cl. 1A90, 7%, 8/25/37	2,419,488	2,232,548
JP Morgan Resecuritization Trust:
Series 2009-11, Cl. 5A1, 2.621%, 9/26/36[1,2]	3,372,507	3,385,559
Series 2009-5, Cl. 1A2, 2.612%, 7/26/36[1,2]	2,746,526	2,327,382
LB Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 0%, 2/18/30[4,5]	513,981	13,372
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Cl. AM, 5.853%, 6/15/38[2]	1,275,000	1,393,643
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[2,3]	53,515	46,631
Merrill Lynch Mortgage Trust, Series 2006-C2, Cl. AM, 5.782%, 8/12/43[2]	4,605,000	5,032,280
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C6, Cl. E, 4.664%, 11/15/45[1,2]	950,000	893,981
Series 2013-C7, Cl. D, 4.304%, 2/15/46[1,2]	1,150,000	1,032,574
Series 2013-C8, Cl. D, 4.172%, 12/15/48[1,2]	830,000	732,263
Morgan Stanley Capital I Trust:
Series 2007-IQ13, Cl. AM, 5.406%, 3/15/44	3,770,000	4,111,251
Series 2007-IQ15, Cl. AM, 5.908%, 6/11/49[2]	3,115,000	3,406,678
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 2.057%, 11/26/36[2,3]	2,293,631	1,467,615
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.451%, 6/26/46[1,2]	3,163,647	3,203,148

8      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Stripped Mtg.-Backed Security, Series 1999-C1, Cl. X, 6.791%, 5/18/32[4]	$3,008,355	$1,471
Structured Adjustable Rate Mortgage Loan Trust:
Series 2006-4, Cl. 6A, 5.029%, 5/25/36[2]	1,275,286	1,082,031
Series 2007-6, Cl. 3A1, 4.512%, 7/25/37[2]	2,667,083	2,095,367
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 4.891%, 5/10/63[1,2]	460,000	422,607
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C17, Cl. AJ, 5.224%, 3/15/42[2]	1,210,000	1,251,186
Series 2005-C22, Cl. AM, 5.339%, 12/15/44[2]	1,205,000	1,278,983
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR14, Cl. 1A4, 2.379%, 12/25/35[2]	1,493,120	1,397,671
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Cl. 1A1, 2.614%, 6/25/35[2]	4,982,351	5,098,165
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15, Cl. 1A6, 2.613%, 9/25/35[2]	325,068	304,812
Series 2007-16, Cl. 1A1, 6.00%, 12/28/37	1,740,416	1,808,019
Series 2007-AR3, Cl. A4, 5.673%, 4/25/37[2]	636,161	620,517
Series 2007-AR8, Cl. A1, 5.962%, 11/25/37[2]	1,672,489	1,543,204
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Cl. D, 4.46%, 12/15/45[1,2]	480,000	443,400
Series 2012-C7, Cl. E, 4.848%, 6/15/45[1,2]	840,000	801,454
Series 2012-C8, Cl. E, 4.878%, 8/15/45[1,2]	935,000	902,999
Series 2013-C11, Cl. D, 4.184%, 3/15/45[1,2]	481,000	435,893
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0%, 3/15/44[1,4,5]	27,595,041	1,775,603
		112,432,070

Multi-Family—0.6%
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Cl. 1A2A, 5.404%, 6/25/36[2]	1,596,843	1,479,889
Countrywide Alternative Loan Trust, Series 2005-J14, Cl. A7, 5.50%, 12/25/35	1,166,919	1,037,286
JP Morgan Mortgage Trust, Series 2007-A3, Cl. 3A2M, 4.567%, 5/25/37[2]	374,524	362,608
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Cl. 2A3, 2.614%, 3/25/36[2]	3,161,164	3,161,265
		6,041,048

Residential—2.2%
Banc of America Commercial Mortgage Trust, Series 2007-4, Cl. AM, 5.892%, 2/10/51[2]	3,075,000	3,419,179
Banc of America Funding Trust:
Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	1,366,583	1,237,595
Series 2007-C, Cl. 1A4, 5.316%, 5/20/36[2]	639,708	625,219
Banc of America Mortgage Securities Trust, Series 2007-1, Cl. 1A24, 6%, 3/25/37	1,741,699	1,643,850
Carrington Mortgage Loan Trust, Series 2006-FRE1, Cl. A2, 0.264%, 7/25/36[2]	982,669	959,090
CD Commercial Mortgage Trust, Series 2007-CD4, Cl. AMFX, 5.366%, 12/11/49[2]	1,215,000	1,276,718
Chase Funding Trust, Series 2003-2, Cl. 2A2, 0.714%, 2/25/33[2]	377,314	355,643

9      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
Countrywide Alternative Loan Trust:
Series 2005-21CB, Cl. A7, 5.50%, 6/25/35	$2,764,801	$2,576,792
Series 2005-29CB, Cl. A4, 5.00%, 7/25/35	1,829,825	1,579,347
Countrywide Home Loans:
Series 2005-26, Cl. 1A8, 5.50%, 11/25/35	1,175,661	1,132,648
Series 2005-29, Cl. A1, 5.75%, 12/25/35	1,338,490	1,255,076
Series 2006-6, Cl. A3, 6.00%, 4/25/36	870,415	823,847
GSR Mortgage Loan Trust, Series 2006-5F, Cl. 2A1, 6%, 6/25/36	862,684	834,930
Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.547%, 12/25/34[2]	727,956	738,106
NC Finance Trust, Series 1999-I, Cl. D, 8.75%, 1/25/29[3,9]	1,750,658	114,668
RALI Trust:
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	134,944	137,532
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	239,289	186,869
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	1,221,062	975,392
Residential Asset Securitization Trust:
Series 2005-A15, Cl. 1A4, 5.75%, 2/25/36	490,137	455,705
Series 2005-A6CB, Cl. A7, 6.00%, 6/25/35	591,132	578,435
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Cl. 3A1, 4.162%, 1/25/37[2]	863,068	782,757
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Cl. 1A2, 5.629%, 10/25/36[2]	1,409,487	1,378,474
		23,067,872
Total Mortgage-Backed Obligations (Cost $474,194,413)		482,084,213

U.S. Government Obligations—9.3%
Federal Home Loan Mortgage Corp. Nts., 2.375%, 1/13/22	5,830,000	5,722,448
United States Treasury Nts.:
0.75%, 3/15/17	33,060,000	32,942,472
0.875%, 4/30/17	51,950,000	51,846,515
1.50%, 2/28/19	7,747,000	7,672,559
Total U.S. Government Obligations (Cost $98,439,979)		98,183,994

Corporate Bonds and Notes—43.4%
Consumer Discretionary—7.0%
Auto Components—0.5%
Dana Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/21	2,655,000	2,900,588
TRW Automotive, Inc.:
4.50% Sr. Unsec. Nts., 3/1/21[1]	1,630,000	1,682,975
7.25% Sr. Unsec. Nts., 3/15/17[1]	826,000	946,802
		5,530,365

Automobiles—1.7%
Daimler Finance North America LLC:
1.30% Sr. Unsec. Nts., 7/31/15[1]	2,756,000	2,776,265
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	1,581,000	2,354,167
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Unsub. Nts., 8/2/21	6,232,000	7,182,417
General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43[1]	2,461,000	2,676,338
Hyundai Capital America, 1.45% Sr. Unsec. Nts., 2/6/17[1]	2,696,000	2,684,162
		17,673,349

10      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure—0.9%
Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	$915,000	$906,512
Carnival Corp., 1.20% Sr. Unsec. Nts., 2/5/16	2,589,000	2,605,911
Starwood Hotels & Resorts Worldwide, Inc.:
7.15% Sr. Unsec. Unsub. Nts., 12/1/19	1,788,000	2,130,538
7.375% Sr. Unsec. Nts., 11/15/15	992,000	1,086,715
Wyndham Worldwide Corp., 6% Sr. Unsec. Nts., 12/1/16	2,321,000	2,589,113
		9,318,789

Household Durables—0.6%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	2,959,000	3,195,720
Toll Brothers Finance Corp., 4% Sr. Unsec. Nts., 12/31/18	2,584,000	2,655,060
Whirlpool Corp., 1.35% Sr. Unsec. Nts., 3/1/17	707,000	706,022
		6,556,802

Media—1.8%
21st Century Fox America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	1,048,000	1,236,999
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,751,000	2,485,781
Comcast Corp., 4.65% Sr. Unsec. Unsub. Nts., 7/15/42	2,485,000	2,488,320
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15% Sr. Unsec. Nts., 3/15/42	895,000	849,168
Historic TW, Inc.:
8.05% Sr. Unsec. Nts., 1/15/16	433,000	482,535
9.15% Debs., 2/1/23	400,000	546,617
Interpublic Group of Cos., Inc. (The):
3.75% Sr. Unsec. Nts., 2/15/23	432,000	420,915
4.20% Sr. Unsec. Nts., 4/15/24	1,324,000	1,321,511
6.25% Sr. Unsec. Nts., 11/15/14	2,269,000	2,345,579
Lamar Media Corp., 5% Sr. Unsec. Sub. Nts., 5/1/23	3,015,000	3,030,075
Pearson Funding Two plc, 4% Sr. Unsec. Nts., 5/17/16[1]	581,000	614,590
Time Warner Cable, Inc., 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	2,002,000	1,844,875
WPP Finance 2010, 5.625% Sr. Unsec. Nts., 11/15/43	846,000	894,529
		18,561,494

Multiline Retail—0.7%
Dollar General Corp., 4.125% Sr. Unsec. Nts., 7/15/17	3,080,000	3,297,214
Macy’s Retail Holdings, Inc., 5.75% Sr. Unsec. Nts., 7/15/14	4,350,000	4,411,996
		7,709,210

Specialty Retail—0.3%
Home Depot, Inc. (The), 4.875% Sr. Unsec. Nts., 2/15/44	942,000	1,005,435
L Brands, Inc.:
7.00% Sr. Unsec. Nts., 5/1/20	286,000	327,470
8.50% Sr. Unsec. Nts., 6/15/19	1,852,000	2,250,180
		3,583,085

Textiles, Apparel & Luxury Goods—0.5%
Levi Strauss & Co., 7.625% Sr. Unsec. Nts., 5/15/20	2,356,000	2,570,985
PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	2,728,000	2,707,540
		5,278,525

11      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Consumer Staples—2.4%
Beverages—1.2%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	$2,213,000	$3,369,839
Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	2,863,000	2,805,740
Foster’s Finance Corp., 4.875% Sr. Unsec. Nts., 10/1/14[1]	2,875,000	2,937,019
Pernod Ricard SA, 4.45% Sr. Unsec. Nts., 1/15/22[1]	1,509,000	1,580,949
SABMiller Holdings, Inc., 4.95% Sr. Unsec. Unsub. Nts., 1/15/42[1]	1,406,000	1,477,861
		12,171,408

Food & Staples Retailing—0.2%
Delhaize Group SA, 5.70% Sr. Unsec. Nts., 10/1/40	1,462,000	1,492,028
Safeway, Inc., 5.625% Sr. Unsec. Nts., 8/15/14	583,000	591,635
		2,083,663

Food Products—0.5%
Bunge Ltd. Finance Corp.:
5.10% Sr. Unsec. Unsub. Nts., 7/15/15	2,275,000	2,391,473
5.35% Sr. Unsec. Unsub. Nts., 4/15/14	397,000	397,576
8.50% Sr. Unsec. Nts., 6/15/19	1,956,000	2,417,129
		5,206,178

Personal Products—0.3%
Avon Products, Inc., 5% Sr. Unsec. Nts., 3/15/23	2,866,000	2,876,681

Tobacco—0.2%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	1,495,000	2,460,739

Energy—5.7%
Energy Equipment & Services—0.8%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21	682,000	733,940
Nabors Industries, Inc.:
2.35% Sr. Unsec. Nts., 9/15/16[1]	242,000	247,747
5.00% Sr. Unsec. Nts., 9/15/20	811,000	867,152
Rowan Cos., Inc., 4.875% Sr. Unsec. Unsub. Nts., 6/1/22	2,123,000	2,200,137
Transocean, Inc., 5.05% Sr. Unsec. Nts., 12/15/16	2,373,000	2,582,970
Weatherford International Ltd., 5.95% Sr. Unsec. Nts., 4/15/42	1,644,000	1,777,509
		8,409,455

Oil, Gas & Consumable Fuels—4.9%
Access Midstream Partners LP/ACMP Finance Corp., 4.875% Sr. Unsec. Nts., 5/15/23	2,625,000	2,657,813
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40	1,085,000	1,260,651
Canadian Oil Sands Ltd., 6% Sr. Unsec. Nts., 4/1/42[1]	1,226,000	1,357,953
Cimarex Energy Co., 5.875% Sr. Unsec. Unsub. Nts., 5/1/22	2,650,000	2,888,500
CNOOC Finance 2013 Ltd., 4.25% Sr. Unsec. Unsub. Nts., 5/9/43	998,000	883,682
Continental Resources, Inc., 4.50% Sr. Unsec. Nts., 4/15/23	2,929,000	3,039,376
DCP Midstream LLC, 5.375% Sr. Unsec. Nts., 10/15/15[1]	1,978,000	2,085,967
DCP Midstream Operating LP, 3.875% Sr. Unsec. Nts., 3/15/23	2,909,000	2,848,036
El Paso Pipeline Partners Operating Co. LLC, 4.10% Sr. Unsec. Nts., 11/15/15	1,051,000	1,103,583
Enbridge Energy Partners LP, 5.35% Sr. Unsec. Nts., 12/15/14	2,264,000	2,337,815
Energy Transfer Partners LP, 8.50% Sr. Unsec. Nts., 4/15/14	2,216,000	2,221,808

12      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
EnLink Midstream Partners LP, 2.70% Sr. Unsec. Nts., 4/1/19	$2,056,000	$2,065,425
Origin Energy Finance Ltd.:
3.50% Sr. Unsec. Nts., 10/9/18[1]	2,638,000	2,688,847
5.45% Sr. Unsec. Nts., 10/14/21[1]	1,364,000	1,474,875
Pioneer Natural Resources Co., 6.65% Sr. Unsec. Nts., 3/15/17	487,000	554,731
Range Resources Corp., 5.75% Sr. Unsec. Sub. Nts., 6/1/21	2,679,000	2,883,274
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14[1]	2,768,000	2,830,280
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[3]	3,097,000	3,127,970
Southwestern Energy Co., 4.10% Sr. Unsec. Nts., 3/15/22	1,556,000	1,602,011
Spectra Energy Partners LP:
4.60% Sr. Unsec. Nts., 6/15/21	1,607,000	1,724,117
4.75% Sr. Unsec. Nts., 3/15/24	1,276,000	1,347,341
Sunoco Logistics Partner LP, 5.30% Sr. Unsec. Nts., 4/1/44	483,000	480,923
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25% Sr. Unsec. Nts., 5/1/23	2,640,000	2,626,800
Whiting Petroleum Corp., 5.75% Sr. Unsec. Nts., 3/15/21	2,620,000	2,823,050
Woodside Finance Ltd., 4.60% Sr. Unsec. Unsub. Nts., 5/10/21[1]	2,232,000	2,392,758
		51,307,586

Financials—14.1%
Capital Markets—2.5%
Carlyle Holdings II Finance LLC, 5.625% Sr. Sec. Nts., 3/30/43[1]	1,421,000	1,527,422
Goldman Sachs Capital I, 6.345% Sub. Nts., 2/15/34	2,839,000	2,947,833
Goldman Sachs Group, Inc. (The):
3.625% Sr. Unsec. Nts., 1/22/23	2,865,000	2,823,962
4.00% Sr. Unsec. Nts., 3/3/24	1,077,000	1,074,563
Lazard Group LLC, 4.25% Sr. Unsec. Nts., 11/14/20	2,309,000	2,396,566
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21[1]	4,166,000	4,720,636
Morgan Stanley, 5% Sub. Nts., 11/24/25	4,857,000	5,009,281
Nomura Holdings, Inc., 2% Sr. Unsec. Nts., 9/13/16	2,521,000	2,554,106
Raymond James Financial, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/24	2,772,000	3,016,704
		26,071,073

Commercial Banks—5.2%
Amsouth Bank NA, 5.20% Sub. Nts., 4/1/15	2,723,000	2,832,612
Bank of Amercia Corp., 7.75% Jr. Sub. Nts., 5/14/38	2,412,000	3,190,471
Barclays Bank plc, 5.14% Sub. Nts., 10/14/20	2,737,000	2,906,664
BPCE SA:
5.15% Sub. Nts., 7/21/24[1]	696,000	693,879
5.70% Sub. Nts., 10/22/23[1]	2,609,000	2,717,247
Citigroup, Inc.:
6.675% Sub. Nts., 9/13/43	2,316,000	2,721,545
Series D, 5.95% Jr. Sub. Perpetual Bonds[2,10]	2,677,000	2,620,114
Commerzbank AG, 8.125% Sub. Nts., 9/19/23[1]	2,562,000	2,943,097
Credit Agricole SA, 6.637% Jr. Sub. Perpetual Bonds[1,2,10]	4,180,000	4,361,830
HSBC Finance Capital Trust IX, 5.911% Unsec. Sub. Nts., 11/30/35[2]	6,450,000	6,732,187
JPMorgan Chase & Co., 6.75% Jr. Sub. Perpetual Bonds[2,10]	2,238,000	2,366,685
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[1]	3,956,000	4,527,567

13      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Nordea Bank AB, 2.375% Sr. Unsec. Nts., 4/4/19[1,8]	$1,390,000	$1,384,023
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds[2,3,10]	4,537,000	4,780,864
Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds, Series U2,10	2,900,000	2,958,000
Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,2,10]	2,485,000	2,655,958
SunTrust Banks, Inc., 3.60% Sr. Unsec. Nts., 4/15/16	2,645,000	2,783,011
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K2,10	1,828,000	2,086,205
		55,261,959

Consumer Finance—0.6%
Ally Financial, Inc., 4.75% Sr. Unsec. Nts., 9/10/18	2,622,000	2,782,598
Discover Financial Services, 3.85% Sr. Unsec. Unsub. Nts., 11/21/22	3,310,000	3,255,517
		6,038,115

Diversified Financial Services—0.7%
Burlington Northern Santa Fe LLC, 4.90% Sr. Unsec. Nts., 4/1/44	1,044,000	1,080,335
Leucadia National Corp., 5.50% Sr. Unsec. Nts., 10/18/23	3,660,000	3,820,707
Voya Financial, Inc., 5.65% Jr. Sub. Nts., 5/15/53[2]	2,852,000	2,849,148
		7,750,190

Insurance—3.4%
AIA Group Ltd., 4.875% Sr. Unsec. Nts., 3/11/44[1]	2,012,000	2,050,317
Arch Capital Group US, Inc., 5.144% Sr. Unsec. Nts., 11/1/43	2,342,000	2,475,796
AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	2,115,000	2,137,499
CNA Financial Corp., 5.875% Sr. Unsec. Unsub. Nts., 8/15/20	1,534,000	1,763,842
Five Corners Funding Trust, 4.419% Unsec. Nts., 11/15/23[1]	2,078,000	2,133,907
Genworth Holdings, Inc., 4.80% Sr. Unsec. Nts., 2/15/24	4,108,000	4,282,434
Gulf South Pipeline Co. LP, 5.05% Sr. Unsec. Nts., 2/1/15[1]	2,825,000	2,914,245
Liberty Mutual Group, Inc., 4.25% Sr. Unsec. Nts., 6/15/23[1]	3,133,000	3,185,976
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Nts., 4/20/67[2]	4,674,000	4,668,157
Marsh & McLennan Cos., Inc., 5.375% Sr. Unsec. Nts., 7/15/14	667,000	676,261
Prudential Financial, Inc., 5.20% Jr. Sub. Nts., 3/15/44[2]	1,994,000	1,989,015
Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds[1,2,10]	4,494,000	4,831,050
ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37[2,3]	2,445,000	2,634,488
		35,742,987

Real Estate Investment Trusts (REITs)—1.7%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	1,185,000	1,277,633
5.90% Sr. Unsec. Nts., 11/1/21	1,343,000	1,508,570
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2% Sr. Unsec. Nts., 2/6/17[1]	2,642,000	2,644,991
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849% Sr. Sec. Nts., 4/15/23	1,573,000	1,533,264
Corrections Corp. of America, 4.125% Sr. Unsec. Nts., 4/1/20	2,615,000	2,595,388
Hospitality Properties Trust:
4.65% Sr. Unsec. Nts., 3/15/24	1,284,000	1,280,157
5.125% Sr. Unsec. Nts., 2/15/15	2,830,000	2,872,671
National Retail Properties, Inc., 6.25% Sr. Unsec. Nts., 6/15/14	2,147,000	2,168,839

14      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Real Estate Investment Trusts (REITs) (Continued)
Prologis LP, 5.625% Sr. Unsec. Nts., 11/15/16	$2,294,000	$2,531,447
		18,412,960

Health Care—2.3%
Biotechnology—0.5%
Celgene Corp., 3.25% Sr. Unsec. Nts., 8/15/22	3,363,000	3,283,855
Gilead Sciences, Inc., 5.65% Sr. Unsec. Unsub. Nts., 12/1/41	1,531,000	1,760,205
		5,044,060

Health Care Equipment & Supplies—0.5%
Boston Scientific Corp., 4.125% Sr. Unsec. Nts., 10/1/23	2,674,000	2,716,760
DENTSPLY International, Inc., 2.75% Sr. Unsec. Nts., 8/15/16	2,380,000	2,464,611
		5,181,371

Health Care Providers & Services—0.4%
CHS/Community Health Systems, Inc., 5.125% Sr. Sec. Nts., 8/1/21[1]	2,030,000	2,090,900
Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[1]	2,367,000	2,526,772
		4,617,672

Life Sciences Tools & Services—0.3%
Thermo Fisher Scientific, Inc.:
4.15% Sr. Unsec. Nts., 2/1/24	2,201,000	2,269,352
5.30% Sr. Unsec. Nts., 2/1/44	940,000	1,016,931
		3,286,283

Pharmaceuticals—0.6%
Hospira, Inc., 5.20% Sr. Unsec. Nts., 8/12/20	2,530,000	2,707,639
Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Unsub. Nts., 4/15/18[1]	2,609,000	2,573,045
Zoetis, Inc., 1.875% Sr. Unsec. Nts., 2/1/18	987,000	981,385
		6,262,069

Industrials—3.5%
Aerospace & Defense—0.7%
B/E Aerospace, Inc., 5.25% Sr. Unsec. Nts., 4/1/22	2,572,000	2,658,805
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	2,726,000	3,022,452
Textron, Inc.:
4.30% Sr. Unsec. Nts., 3/1/24	1,297,000	1,323,935
6.20% Sr. Unsec. Nts., 3/15/15	191,000	200,551
		7,205,743

Building Products—0.3%
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	2,820,000	2,802,073

Commercial Services & Supplies—0.4%
Clean Harbors, Inc., 5.25% Sr. Unsec. Unsub. Nts., 8/1/20	2,670,000	2,763,450
Pitney Bowes, Inc., 4.625% Sr. Unsec. Nts., 3/15/24	2,002,000	1,992,070
		4,755,520

15      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electrical Equipment—0.2%
Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[1]	$1,994,000	$1,969,075

Industrial Conglomerates—0.4%
General Electric Capital Corp., 6.25% Jr. Sub. Perpetual Bonds, Series B2,10	3,900,000	4,190,839

Machinery—0.3%
Crane Co., 4.45% Sr. Unsec. Nts., 12/15/23	1,303,000	1,343,816
Ingersoll-Rand Global Holding Co. Ltd., 4.25% Sr. Unsec. Nts., 6/15/23[1]	2,300,000	2,353,112
		3,696,928

Professional Services—0.3%
Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	2,700,000	2,733,750

Road & Rail—0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50% Sr. Unsec. Nts., 3/15/16[1]	2,524,000	2,588,468
4.25% Sr. Unsec. Nts., 1/17/23[1]	1,512,000	1,528,788
		4,117,256

Trading Companies & Distributors—0.5%
Air Lease Corp., 3.875% Sr. Unsec. Nts., 4/1/21	2,635,000	2,648,175
International Lease Finance Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/19	2,539,000	2,786,553
		5,434,728

Information Technology—1.7%
Electronic Equipment, Instruments, & Components—0.7%
Amphenol Corp., 4.75% Sr. Unsec. Nts., 11/15/14	848,000	869,351
Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21	3,515,000	3,704,170
Avnet, Inc., 4.875% Sr. Unsec. Unsub. Nts., 12/1/22	3,275,000	3,422,431
		7,995,952

IT Services—0.1%
Fidelity National Information Services, Inc., 3.50% Sr. Unsec. Nts., 4/15/23	1,429,000	1,360,892

Office Electronics—0.3%
Xerox Corp., 4.25% Sr. Unsec. Nts., 2/15/15	2,652,000	2,733,159

Technology Hardware, Storage & Peripherals—0.6%
Hewlett-Packard Co.:
2.65% Sr. Unsec. Unsub. Nts., 6/1/16	2,481,000	2,566,605
4.75% Sr. Unsec. Nts., 6/2/14	1,042,000	1,049,322
Seagate HDD Cayman, 3.75% Sr. Unsec. Nts., 11/15/18[1]	2,300,000	2,374,750
		5,990,677

Materials—3.0%
Chemicals—0.7%
Agrium, Inc., 4.90% Sr. Unsec. Nts., 6/1/43	775,000	768,878
LYB International Finance BV, 5.25% Sr. Unsec. Nts., 7/15/43	837,000	884,789

16      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Rockwood Specialties Group, Inc., 4.625% Sr. Unsec. Nts., 10/15/20	$2,520,000	$2,614,500
RPM International, Inc., 3.45% Sr. Unsec. Unsub. Nts., 11/15/22	1,502,000	1,416,260
Sherwin-Williams Co. (The), 4% Sr. Unsec. Unsub. Nts., 12/15/42	1,597,000	1,466,281
		7,150,708

Construction Materials—0.2%
CRH America, Inc., 4.125% Sr. Unsec. Nts., 1/15/16	2,447,000	2,579,512

Containers & Packaging—0.6%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25% Sr. Unsec. Nts., 2/1/21	1,219,000	1,325,663
Packaging Corp. of America, 4.50% Sr. Unsec. Nts., 11/1/23	2,009,000	2,083,791
Rock-Tenn Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	2,837,000	2,882,460
		6,291,914

Metals & Mining—1.4%
Allegheny Technologies, Inc., 5.95% Sr. Unsec. Unsub. Nts., 1/15/21	1,587,000	1,677,589
Barrick Gold Corp., 3.85% Sr. Unsec. Nts., 4/1/22	1,270,000	1,215,281
BHP Billiton Finance USA Ltd., 5% Sr. Unsec. Nts., 9/30/43	681,000	723,466
Carpenter Technology Corp., 4.45% Sr. Unsec. Unsub. Nts., 3/1/23	951,000	955,927
Freeport-McMoRan Copper & Gold, Inc.:
1.40% Sr. Unsec. Nts., 2/13/15	2,733,000	2,749,362
3.875% Sr. Unsec. Nts., 3/15/23	2,900,000	2,778,444
Glencore Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	1,885,000	1,976,764
6.00% Sr. Unsec. Unsub. Nts., 10/15/15	2,345,000	2,515,453
		14,592,286

Paper & Forest Products—0.1%
International Paper Co., 6% Sr. Unsec. Unsub. Nts., 11/15/41	952,000	1,095,390

Telecommunication Services—2.2%
Diversified Telecommunication Services—1.9%
AT&T, Inc., 4.35% Sr. Unsec. Nts., 6/15/45	1,170,000	1,036,766
British Telecommunications plc, 9.625% Sr. Unsec. Nts., 12/15/30	1,780,000	2,758,416
Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20	2,320,000	2,708,600
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	1,545,000	1,660,875
Telefonica Emisiones SAU, 7.045% Sr. Unsec. Unsub. Nts., 6/20/36	2,584,000	3,146,679
T-Mobile USA, Inc., 6.25% Sr. Unsec. Nts., 4/1/21	2,839,000	3,012,889
Verizon Communications, Inc.:
6.40% Sr. Unsec. Nts., 2/15/38	1,331,000	1,567,965
6.55% Sr. Unsec. Nts., 9/15/43	3,147,000	3,843,544
		19,735,734

Wireless Telecommunication Services—0.3%
America Movil SAB de CV, 4.375% Sr. Unsec. Unsub. Nts., 7/16/42	2,285,000	2,032,144
Vodafone Group plc:
4.375% Sr. Unsec. Unsub. Nts., 2/19/43	795,000	719,341
6.25% Sr. Unsec. Nts., 11/30/32	842,000	976,391
		3,727,876

17      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Utilities—1.5%
Electric Utilities—0.9%
Exelon Generation Co. LLC, 4.25% Sr. Unsec. Unsub. Nts., 6/15/22	$1,525,000	$1,549,478
ITC Holdings Corp., 5.30% Sr. Unsec. Nts., 7/1/43	1,214,000	1,282,880
Jersey Central Power & Light Co., 4.70% Sr. Unsec. Nts., 4/1/24[1]	1,353,000	1,404,663
Pennsylvania Electric Co., 5.20% Sr. Unsec. Nts., 4/1/20	500,000	547,586
PPL Capital Funding, Inc., 3.50% Sr. Unsec. Unsub. Nts., 12/1/22	2,180,000	2,140,320
PPL WEM Holdings Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	2,845,000	3,121,156
		10,046,083

Independent Power and Renewable Electricity Producers—0.2%
Dayton Power & Light Co., 1.875% Sr. Sec. Nts., 9/15/16[1]	1,842,000	1,869,637

Multi-Utilities—0.4%
CMS Energy Corp.:
3.875% Sr. Unsec. Nts., 3/1/24	1,376,000	1,397,204
5.05% Sr. Unsec. Unsub. Nts., 3/15/22	1,051,000	1,171,086
PG&E Corp., 2.40% Sr. Unsec. Nts., 3/1/19	1,662,000	1,653,584
		4,221,874
Total Corporate Bonds and Notes (Cost $441,888,147)		458,693,674

	Shares
Investment Company—7.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[11,12] (Cost $79,997,117)	79,997,117	79,997,117

Total Investments, at Value (Cost $1,249,673,046)	120.8%	1,275,534,400
Liabilities in Excess of Other Assets	(20.8)	(219,406,989)

Net Assets	100.0%	$1,056,127,411

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $202,419,217 or 19.17% of the Fund’s net assets as of March 31, 2014.

2. Represents the current interest rate for a variable or increasing rate security.

3. Restricted security. The aggregate value of restricted securities as of March 31, 2014 was $13,950,639, which represents 1.32% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0%, 6/22/24	4/21/97	$161,183	$33,275	$(127,908)
Credit Acceptance Auto Loan Trust, Series 2013-2A, Cl. B, 2.26%, 10/15/21	10/22/13	1,729,513	1,745,128	15,615
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24	1/28/02	52,429	46,631	(5,798)

18      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 2.057%, 11/26/36	10/24/12-1/1/14	$1,173,024	$1,467,615	$294,591
NC Finance Trust, Series 1999-I, Cl. D, 3.405%, 1/25/29	8/10/10	1,703,335	114,668	(1,588,667)
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds	5/1/13-5/8/13	4,625,202	4,780,864	155,662
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15	11/15/10-10/5/11	3,111,384	3,127,970	16,586
ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37	11/20/13	2,585,925	2,634,488	48,563

		$15,141,995	$13,950,639	$(1,191,356)

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $21,954,980 or 2.08% of the Fund’s net assets as of March 31, 2014.

5. Interest rate is less than 0.0005%.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $219,785 or 0.02% of the Fund’s net assets as of March 31, 2014.

7. The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

8. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 31, 2014. See accompanying Notes.

9. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares December 31, 2013	Gross Additions	Gross Reductions	Shares March 31, 2014

Oppenheimer Institutional Money Market Fund, Cl. E	137,176,339	102,139,542	159,318,764	79,997,117

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$79,997,117	$22,427

19      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

12. Rate shown is the 7-day yield as of March 31, 2014.

Futures Contracts as of March 31, 2014
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation

United States Treasury Long Bonds	CBT	Buy	6/19/14	72	$9,591,750	$41,477
United States Treasury Nts., 2 yr.	CBT	Sell	6/30/14	988	216,927,750	269,956
United States Treasury Nts., 5 yr.	CBT	Sell	6/30/14	35	4,163,360	14,311
United States Treasury Nts., 10 yr.	CBT	Buy	6/19/14	29	3,581,500	1,154
United States Treasury Ultra Bonds	CBT	Buy	6/19/14	329	47,530,219	1,055,268

						$1,382,166

Glossary:

Exchange

Abbreviations

CBT                 Chicago Board of Trade

20      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer Core Bond Fund (the “Fund”), the sole series of Oppenheimer Integrity Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$326,791,606
Sold securities	104,753,931

21      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2014 is as follows:

Cost	$1,703,335
Market Value	$114,668
Market value as % of Net Assets	0.01%

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

22      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

23      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These

24      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$156,575,402	$—	$156,575,402
Mortgage-Backed Obligations	—	481,969,545	114,668	482,084,213
U.S. Government Obligations	—	98,183,994	—	98,183,994
Corporate Bonds and Notes	—	458,693,674	—	458,693,674
Investment Company	79,997,117	—	—	79,997,117

Total Assets	79,997,117	1,195,422,615	114,668	1,275,534,400

Liabilities Table
Other Financial Instruments:
Variation Margin Payable	$(235,571)	$—	$—	$(235,571)

Total Liabilities	$(235,571)	$—	$—	$(235,571)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*

Investments, at Value:
Assets Table
Mortgage-Backed Obligations	$ 49,159	$ (49,159)

*Transferred from Level 3 to Level 2 due to the availability of market data for this security.

25      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of

26      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

27      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

During the period ended March 31, 2014, the Fund had an ending monthly average market value of $73,594,711 and $202,653,082 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for cleared swaps.

With respect to cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

28      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

Restricted Securities

As of March 31, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,250,186,527
Federal tax cost of other investments	(161,769,807)

Total federal tax cost	$1,088,416,720

Gross unrealized appreciation	$35,726,456
Gross unrealized depreciation	(8,996,417)

Net unrealized appreciation	$26,730,039

29      Oppenheimer Core Bond Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/13/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/13/2014